Schedule of investments
Delaware Tax-Free Pennsylvania Fund	November 30, 2020 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 99.47%
Corporate Revenue Bonds — 7.72%
Allegheny County Industrial Development Authority Revenue
(United States Steel Corporation Project)
4.875% 11/1/24	3,900,000	$3,801,174
5.125% 5/1/30	1,350,000	1,257,849
Pennsylvania Commonwealth Financing Authority Revenue
(Tobacco Master Settlement Payment Revenue) 4.00% 6/1/39 (AGM)	5,045,000	5,810,478
Pennsylvania Economic Development Financing Authority
(National Gypsum) 5.50% 11/1/44 (AMT)	4,000,000	4,143,360
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(CarbonLite P, LLC Project)
144A 5.25% 6/1/26 (AMT) #	1,750,000	1,750,945
144A 5.75% 6/1/36 (AMT) #	2,375,000	2,378,159

(Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	14,980,460
		34,122,425
Education Revenue Bonds — 10.78%
Allegheny County Higher Education Building Authority Revenue
(Carnegie Mellon University) Series A 5.00% 3/1/24	1,000,000	1,059,600
(Chatham University) Series A 5.00% 9/1/30	1,500,000	1,530,090
(Robert Morris University)
5.00% 10/15/47	1,500,000	1,596,645
Series A 5.50% 10/15/30	1,275,000	1,278,034
Series A 5.75% 10/15/40	2,200,000	2,204,708
Bucks County Industrial Development Authority Revenue
(George School Project) 5.00% 9/15/36	4,455,000	4,611,326
(School Lane Charter School Project) Series A 5.125% 3/15/46	2,500,000	2,804,150
Chester County Industrial Development Authority Revenue
(Avon Grove Charter School Project)
Series A 5.00% 12/15/47	1,160,000	1,304,374
Series A 5.00% 12/15/51	770,000	863,686
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Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Chester County Industrial Development Authority Revenue
(Renaissance Academy Charter School Project)
5.00% 10/1/34	1,000,000	$1,086,800
5.00% 10/1/39	1,250,000	1,351,362
5.00% 10/1/44	1,000,000	1,074,220
Delaware County Authority Revenue
(Cabrini University) 5.00% 7/1/47	2,000,000	2,101,640
East Hempfield Township Industrial Development Authority
(Student Services - Student Housing Project at Millersville University)
5.00% 7/1/39	875,000	878,378
5.00% 7/1/46	1,425,000	1,428,648
Montgomery County Higher Education and Health Authority
(Arcadia University) 5.75% 4/1/40	2,000,000	2,161,660
Northeastern Pennsylvania Hospital and Education Authority Revenue
(King's College Project) 5.00% 5/1/44	1,000,000	1,093,720
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(Drexel University) 5.00% 5/1/41	1,000,000	1,193,330
Philadelphia Authority for Industrial Development Revenue
(First Philadelphia Preparatory Charter School Project) Series A 7.25% 6/15/43	2,500,000	2,873,850
(Green Woods Charter School Project)
Series A 5.50% 6/15/22	390,000	401,961
Series A 5.75% 6/15/42	2,500,000	2,578,075
(International Apartments of Temple University)
Series A 5.375% 6/15/30	1,500,000	1,502,640
Series A 5.625% 6/15/42	3,000,000	3,004,200

(Philadelphia Performing Arts Charter School Project) 144A 6.75% 6/15/43 #	2,550,000	2,556,503
(Tacony Academy Charter School Project)
Series A-1 6.75% 6/15/33	1,020,000	1,127,732
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Philadelphia Authority for Industrial Development Revenue
(Tacony Academy Charter School Project)
Series A-1 7.00% 6/15/43	1,535,000	$1,692,553
State Public School Building Authority
(Montgomery County Community College) 5.00% 5/1/28	2,000,000	2,327,180
		47,687,065
Electric Revenue Bonds — 1.46%
City of Philadelphia Gas Works Revenue
(1998 General Ordinance) Sixteenth Series A 4.00% 8/1/45 (AGM)	2,000,000	2,345,440
Puerto Rico Electric Power Authority
Series A 5.05% 7/1/42 ‡	400,000	300,000
Series AAA 5.25% 7/1/25 ‡	225,000	169,313
Series WW 5.00% 7/1/28 ‡	1,385,000	1,038,750
Series XX 4.75% 7/1/26 ‡	185,000	137,733
Series XX 5.25% 7/1/40 ‡	2,160,000	1,625,400
Series XX 5.75% 7/1/36 ‡	655,000	496,162
Series ZZ 4.75% 7/1/27 ‡	145,000	108,025
Series ZZ 5.25% 7/1/24 ‡	315,000	237,037
		6,457,860
Healthcare Revenue Bonds — 32.96%
Allegheny County Hospital Development Authority Revenue
(Allegheny Health Network Obligated Group Issue) Series A 4.00% 4/1/44	1,350,000	1,493,748
(University of Pittsburgh Medical Center)
Series A 4.00% 7/15/36	1,750,000	2,023,927
Series A 4.00% 7/15/37	1,500,000	1,727,055
Berks County Industrial Development Authority Revenue
(The Highlands at Wyomissing)
5.00% 5/15/38	415,000	449,179
5.00% 5/15/43	500,000	536,870
5.00% 5/15/48	1,000,000	1,069,890
Series A 5.00% 5/15/37	1,365,000	1,493,051
Series A 5.00% 5/15/42	500,000	540,575
Series A 5.00% 5/15/47	600,000	644,754
Series C 5.00% 5/15/42	1,000,000	1,072,260
Series C 5.00% 5/15/47	1,000,000	1,068,530
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Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Bucks County Industrial Development Authority Revenue
(Saint Luke's University Health Network Project)
4.00% 8/15/44	2,400,000	$2,648,784
4.00% 8/15/50	1,400,000	1,533,042
Butler County Hospital Authority Revenue
(Butler Health System Project) Series A 5.00% 7/1/39	1,625,000	1,812,623
Centre County Hospital Authority Revenue
(Mount Nittany Medical Center Project) Series A 4.00% 11/15/47	1,400,000	1,558,620
Chester County Health and Education Facilities Authority
(Main Line Health System) Series A 4.00% 9/1/50	2,750,000	3,211,093
Cumberland County Municipal Authority Revenue
(Asbury Pennsylvania Obligated Group) 5.00% 1/1/45	4,000,000	3,955,640
(Diakon Lutheran Social Ministries Project) 5.00% 1/1/38	2,000,000	2,142,180
(Penn State Health) 4.00% 11/1/49	9,825,000	11,194,114
DuBois Hospital Authority
(Penn Highlands Healthcare) 4.00% 7/15/48	2,000,000	2,162,960
Geisinger Authority Health System Revenue
(Geisinger Health System)
Series A-1 5.00% 2/15/45	5,000,000	5,957,900
Series A-1 5.125% 6/1/41	4,000,000	4,071,840
General Authority of Southcentral Pennsylvania Revenue
(WellSpan Health Obligated Group) Series A 5.00% 6/1/39	5,000,000	6,271,000
Indiana County Hospital Authority Revenue
(Indiana Regional Medical Center) Series A 6.00% 6/1/39	1,625,000	1,727,521
Lancaster County Hospital Authority Revenue
(Brethren Village Project)
5.25% 7/1/35	250,000	264,025
5.50% 7/1/45	1,000,000	1,051,070

(Landis Homes Retirement Community Project) Series A 5.00% 7/1/45	2,000,000	2,098,260
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Lancaster County Hospital Authority Revenue
(Masonic Villages Project)
5.00% 11/1/35	1,000,000	$1,162,640
5.00% 11/1/36	510,000	591,539
5.00% 11/1/37	250,000	289,452
Lehigh County General Purpose Authority Revenue
(Bible Fellowship Church Homes Project)
5.125% 7/1/32	1,000,000	1,025,520
5.25% 7/1/42	1,500,000	1,530,705
Lehigh County General Purpose Hospital Authority Revenue
(Lehigh Valley Health Network) Series A 4.00% 7/1/49	5,000,000	5,709,050
Monroe County Hospital Authority Revenue
(Pocono Medical Center)
5.00% 7/1/36	1,710,000	2,007,147
5.00% 7/1/41	1,000,000	1,163,380
Monroeville Finance Authority
(University of Pittsburgh Medical Center) 5.00% 2/15/25	1,000,000	1,184,880
Montgomery County Higher Education and Health Authority
(Thomas Jefferson University)
5.00% 9/1/51	2,000,000	2,366,200
Series A 4.00% 9/1/49	2,500,000	2,716,325
Montgomery County Industrial Development Authority Revenue
(Waverly Heights Project)
5.00% 12/1/44	500,000	556,530
5.00% 12/1/49	1,250,000	1,387,000
(Whitemarsh Continuing Care Retirement Community Project)
4.00% 1/1/25	530,000	533,583
5.375% 1/1/50	4,000,000	4,070,800
Series A 5.375% 1/1/51	1,750,000	1,792,262
Moon Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	4,000,000	4,163,760
Northampton County Industrial Development Authority
(Morningstar Senior Living Project) 5.00% 11/1/44	1,000,000	1,038,580
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Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #	715,000	$607,750
Series A 144A 6.75% 12/1/53 #	5,400,000	4,592,160
Pennsylvania Economic Development Financing Authority Revenue
(University of Pittsburgh Medical Center) Series A 5.00% 7/1/43	1,265,000	1,388,072
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(Thomas Jefferson University)
Series A 5.00% 9/1/45	5,000,000	5,597,800
Series A 5.25% 9/1/50	2,500,000	2,815,125
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)
4.00% 8/15/49	6,000,000	6,922,440
5.00% 8/15/49	5,000,000	6,237,350
Series A 4.00% 8/15/42	4,000,000	4,581,760
Philadelphia Authority for Industrial Development Revenue
(Children's Hospital of Philadelphia Project) 5.00% 7/1/34	5,000,000	6,121,450
(Thomas Jefferson University) Series A 5.00% 9/1/47	2,500,000	2,847,200
(Wesley Enhanced Living Obligated Group) Series A 5.00% 7/1/49	2,500,000	2,518,000
Pocono Mountains Industrial Park Authority Revenue
(St. Luke's Hospital - Monroe Project) Series A 5.00% 8/15/40	4,000,000	4,485,920
		145,784,891
Housing Revenue Bond — 0.45%
Philadelphia Authority for Industrial Development Revenue
(The PresbyHomes Germantown Project) Series A 5.625% 7/1/35 (HUD)	1,990,000	1,990,816
		1,990,816
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds — 1.16%
Pennsylvania Economic Development Financing Authority Tax-Exempt Private Activity Revenue
(The Pennsylvania Rapid Bridge Replacement Project) 5.00% 12/31/29 (AMT)	500,000	$590,145
Philadelphia Municipal Authority Revenue
(Juvenile Justice Services Center)
5.00% 4/1/37	1,250,000	1,509,687
5.00% 4/1/38	1,000,000	1,205,320
5.00% 4/1/39	1,500,000	1,804,740
		5,109,892
Local General Obligation Bonds — 4.51%
Allegheny County
Series C-77 5.00% 11/1/43	4,535,000	5,684,033
Chester County
4.00% 7/15/32	1,000,000	1,223,900
City of Philadelphia
5.00% 8/1/41	1,260,000	1,517,015
Series A 5.00% 8/1/37	1,750,000	2,127,772
Series A 5.25% 7/15/29	2,500,000	2,854,100
Philadelphia School District
Series F 5.00% 9/1/36	2,000,000	2,385,700
Series F 5.00% 9/1/37	1,500,000	1,785,630
Series F 5.00% 9/1/38	2,000,000	2,375,980
		19,954,130
Pre-Refunded/Escrowed to Maturity Bonds — 7.87%
Allegheny County
Series C-69 5.00% 12/1/28-22 §	1,000,000	1,095,630
Series C-70 5.00% 12/1/33-22 §	2,205,000	2,415,864
Allegheny County Higher Education Building Authority Revenue
(Carlow University Project)
6.75% 11/1/31-21 §	750,000	793,898
7.00% 11/1/40-21 §	1,000,000	1,060,520
Central Bradford Progress Authority
(Guthrie Health Issue) 5.375% 12/1/41-21 §	1,000,000	1,051,220
City of Pittsburgh
Series B 5.00% 9/1/26-22 §	3,000,000	3,252,120
Delaware County Regional Water Quality Control Authority
5.00% 5/1/32-23 §	2,000,000	2,230,540
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Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Monroe County Hospital Authority
(Pocono Medical Center)
Series A 5.00% 1/1/32-22 §	1,150,000	$1,207,235
Series A 5.00% 1/1/41-22 §	1,500,000	1,574,655
Montgomery County Industrial Development Authority Retirement Community Revenue
(ACTS Retirement Life Communities Obligated Group)
5.00% 11/15/27-22 §	1,250,000	1,337,375
5.00% 11/15/28-22 §	1,600,000	1,711,840
5.00% 11/15/29-22 §	680,000	727,532
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(AICUP Financing Program - St. Francis University Project) Series JJ2 6.25% 11/1/41-21 §	2,355,000	2,483,889
(Indiana University - Student Housing Project)
Series A 5.00% 7/1/27-22 §	1,740,000	1,865,124
Series A 5.00% 7/1/41-22 §	1,500,000	1,607,865

(Philadelphia University) 5.00% 6/1/32-23 §	2,000,000	2,235,820
(Shippensburg University - Student Housing Project) 6.25% 10/1/43-21 §	2,000,000	2,099,660
(University of the Arts) 5.20% 3/15/25 (AGC)	4,490,000	4,942,996
Philadelphia Authority for Industrial Development Revenue
(New Foundations Charter School Project) 6.625% 12/15/41-22 §	1,000,000	1,127,640
		34,821,423
Special Tax Revenue Bonds — 18.98%
Allentown Neighborhood Improvement Zone Development Authority Revenue
Series A 5.00% 5/1/42	2,500,000	2,590,325
(City Center Project) 144A 5.375% 5/1/42 #	3,900,000	4,140,942
Chester County Industrial Development Authority Special Obligation Revenue
(Woodlands at Greystone Project)
144A 5.00% 3/1/38 #	560,000	572,247
144A 5.125% 3/1/48 #	1,000,000	1,015,340
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
GDB Debt Recovery Authority
(Taxable) 7.50% 8/20/40	8,775,172	$6,383,938
Northampton County Industrial Development Authority
(Route 33 Project) 7.00% 7/1/32	1,800,000	1,937,952
Port Authority of Allegheny County
5.75% 3/1/29	2,850,000	2,889,416
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	12,958,000	14,077,960
Series A-1 5.00% 7/1/58	26,281,000	28,987,154
Series A-1 5.169% 7/1/46 ^	44,055,000	13,223,549
Series A-2 4.329% 7/1/40	5,150,000	5,505,144
Series A-2 4.536% 7/1/53	1,000,000	1,072,290
Washington County Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project) 5.00% 7/1/35	1,500,000	1,555,110
		83,951,367
State General Obligation Bonds — 3.60%
Commonwealth of Pennsylvania
5.00% 9/15/26	3,340,000	4,198,046
Commonwealth of Puerto Rico
Series A 8.00% 7/1/35 ‡	2,175,000	1,424,625
Series B 5.00% 7/1/35 ‡	605,000	440,894
Series C 6.00% 7/1/39 ‡	1,880,000	1,355,950
(Public Improvement)
Series A 5.00% 7/1/24 ‡	890,000	647,475
Series A 5.125% 7/1/37 ‡	7,165,000	4,782,637
Series A 5.25% 7/1/34 ‡	725,000	530,156
Series A 5.375% 7/1/33 ‡	600,000	435,000
Series A 6.00% 7/1/38 ‡	880,000	649,000
Series B 5.75% 7/1/38 ‡	2,000,000	1,430,000
		15,893,783
Transportation Revenue Bonds — 8.70%
Delaware River Joint Toll Bridge Commission
(Pennsylvania - New Jersey) 5.00% 7/1/47	5,000,000	6,073,250
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Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(Amtrak Project)
Series A 5.00% 11/1/32 (AMT)	3,500,000	$3,764,110
Series A 5.00% 11/1/41 (AMT)	5,000,000	5,338,800
Pennsylvania Economic Development Financing Authority Tax-Exempt Private Activity Revenue
(The Pennsylvania Rapid Bridge Replacement Project) 5.00% 12/31/34 (AMT)	2,115,000	2,449,382
Pennsylvania Turnpike Commission Revenue
Series A 5.00% 12/1/23	2,450,000	2,797,704
Series A 5.00% 12/1/49	2,000,000	2,486,960
Series C 5.00% 12/1/44	5,000,000	5,669,700
Philadelphia Airport Revenue
Series A 5.00% 7/1/47	3,750,000	4,472,137
Series B 5.00% 7/1/47 (AMT)	3,000,000	3,516,870
Susquehanna Area Regional Airport Authority Revenue
5.00% 1/1/35 (AMT)	800,000	859,080
5.00% 1/1/38 (AMT)	1,000,000	1,057,940
		38,485,933
Water & Sewer Revenue Bonds — 1.28%
Allegheny County Sanitary Authority
5.00% 12/1/28 (BAM)	2,345,000	2,862,588
Philadelphia Water & Wastewater Revenue
Series A 5.00% 7/1/45	2,500,000	2,812,475
		5,675,063
Total Municipal Bonds (cost $410,927,795)		439,934,648
Total Value of Securities—99.47% (cost $410,927,795)		439,934,648
Receivables and Other Assets Net of Liabilities—0.53%		2,335,142
Net Assets Applicable to 54,743,543 Shares Outstanding—100.00%		$442,269,790
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2020, the aggregate value of Rule 144A securities was $17,614,046, which represents 3.98% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
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(Unaudited)
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
HUD – Housing and Urban Development Section 8
LLC – Limited Liability Corporation
USD – US Dollar
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